Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Disclosure of investments accounted for using equity method [text block] [Abstract]
Stockholders' equity
16.	Stockholders’ equity

a.	Common stock as of December 31, 2021 and 2020, is as follows:

	Number of shares (in thousands)	Amount
Fixed capital	90,850	$441,786
Variable capital	406,859	1,978,444
	497,709	2,420,230
Effect of restatement		412,038
Total	497,709	$2,832,268

Common stock consists of nominative shares, fully subscribed, without nominal value. Variable capital can be increased without limitation.

All shares correspond to Series “B”. This series is divided in “Class I” with 90,850,050 shares that represent the fixed capital, and “Class II” with 406,859,164 shares of variable capital stock.

b.	Retained earnings include the statutory legal reserve. According to the Mexican General Corporate Law, at least 5% of net profit of the year must be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (historical Mexican Pesos). The legal reserve may be capitalized but should not be distributed unless the entity is dissolved, and it must be replenished if it is reduced for any reason. As of December 31, 2021, and 2020, the legal reserve of the Company amounted to $ 484,046 (nominal pesos), representing 20% of nominal stockholder´s equity.

c.	As of December 31,2021, a reserve was approved for $ 5,000,000 for the repurchase and placement of own shares, for purchase and re-purchase operations, in order to increase the liquidity of the shares of the Company and promote stability and continuity of their prices through the Mexican Stock Exchange. As of December 31 2021, and 2020, the Company held 35,128,483 and 34,465,803 shares in treasury, respectively, which amounted to $ 2,176,149 and $ 2,101,652, respectively. The resulting loss in 2021 for the purchase and sale of treasury shares amounted to $ 0 (the 0 in $ 2020).

d.	At the Ordinary General Shareholders’ Meeting held on February 10, 2020, a Ps. 1,990 million dividend was approved from the net tax profit account for the profits generated until December 31, 2013, which was paid in full on March 10, 2020.

For Income Tax purposes, based on section XXX of article nine of the transitory provisions of the Income Tax Law, the withholding will not be made as referred to in the second paragraph of article 140, and in sections I and IV of article 164 of the same law, since dividends decreed will be paid out from the tax utility account net of tax profits generated until December 31,2013. The Company has in the form of independent in other accounts of net tax income as of January 1, 2014, in the terms of article 77 of the Income Tax Law.

e.	A reconciliation of the number of shares outstanding shows below:

	Thousands of shares
	2021	2020
Shares outstanding at beginning of year	463,243	466,141
Repurchase of capital shares, net	(662)	(2,898)
Shares outstanding at yearend	462,581	463,243